Other Long-Term Financial Assets (Details) - Schedule of other long-term financial assets - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of other long-term financial assets [Abstract]
Deferred receivables	$ 12,696	$ 16,022
Other long-term receivables	1,841	1,276
Security deposits	773	5,861
Derivative assets (Note 30)	1,038	30,266
Other long-term financial assets	$ 16,348	$ 53,425